Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE FIXED INCOME SERIES, INC.
Entity Central Index Key	0000920467
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000005520
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio Class
Trading Symbol	QAAGWX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 191,907,000
Holdings Count | Holding	802
InvestmentCompanyPortfolioTurnover	57.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$191,907
Number of Portfolio Holdings	802

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	57.7%

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	10.2
A Rated	20.8
BBB Rated	23.5
BB Rated and Below	0.4
Not Rated	1.6
U.S. Treasury Securities	21.0
U.S. Government Agency Securities	5.5
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.0%
Federal National Mortgage Assn.	3.3
Federal Home Loan Mortgage	1.1
Government National Mortgage Assn.	1.1
U.S. Treasury Inflation-Indexed Notes	1.0
AbbVie	0.7
HPEFS Equipment Trust	0.7
AmeriCredit Automobile Receivables Trust	0.7
CarMax Auto Owner Trust	0.7
Verus Securitization Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005521
Shareholder Report [Line Items]
Fund Name	Limited-Term Bond Portfolio
Class Name	Limited-Term Bond Portfolio-II Class
Trading Symbol	QAAGUX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Limited-Term Bond Portfolio (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited-Term Bond Portfolio-II Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 191,907,000
Holdings Count | Holding	802
InvestmentCompanyPortfolioTurnover	57.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$191,907
Number of Portfolio Holdings	802

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	57.7%

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	15.9%
AA Rated	10.2
A Rated	20.8
BBB Rated	23.5
BB Rated and Below	0.4
Not Rated	1.6
U.S. Treasury Securities	21.0
U.S. Government Agency Securities	5.5
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.0%
Federal National Mortgage Assn.	3.3
Federal Home Loan Mortgage	1.1
Government National Mortgage Assn.	1.1
U.S. Treasury Inflation-Indexed Notes	1.0
AbbVie	0.7
HPEFS Equipment Trust	0.7
AmeriCredit Automobile Receivables Trust	0.7
CarMax Auto Owner Trust	0.7
Verus Securitization Trust	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless